Post Balance Sheet Events (Details Textual) $ in Millions		1 Months Ended
	Jan. 15, 2015 $ / Product	Feb. 15, 2015 USD ($)
Post Balance Sheet Events [Line Items]
Wholesalers Receive Chargeback Amount For Units Sold | $		$ 19.0
Minimum [Member]
Post Balance Sheet Events [Line Items]
Per Vial Rate (USD $) in Wholesale Acquisition Cost	35.80
Maximum [Member]
Post Balance Sheet Events [Line Items]
Increased Per Vial Rate (USD $) in Wholesale Acquisition Cost	98.75